Pension and other postretirement benefits - Change in benefit obligation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 328,047	$ 326,571	$ 326,571	$ 336,292
Service cost	1,224	1,270	4,651	6,346	$ 5,605
Interest cost	3,332	3,480	13,892	13,388	11,629
Plan amendments			0	0
Actuarial loss (gain)			12,761	(11,429)
Medicare Part D			0	0
Benefits paid			(29,828)	(19,247)
Curtailment			0	1,221
Benefit obligation at end of year			328,047	326,571	336,292
Other Postretirement Benefit Plans [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	133,856	132,550	132,550	158,781
Service cost	247	330	1,003	1,970	1,591
Interest cost	$ 1,366	$ 1,456	5,595	5,985	6,420
Plan amendments			0	(1,758)
Actuarial loss (gain)			1,919	(18,150)
Medicare Part D			38	0
Benefits paid			(7,249)	(5,878)
Curtailment			0	(8,400)
Benefit obligation at end of year			$ 133,856	$ 132,550	$ 158,781